Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
US$ against YEN [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against YEN [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00666	0.00661	0.00752
US$ against YEN [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against YEN [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.00657	0.00692	0.0074
US$ against HK$ [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against HK$ [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12856	0.12778	0.12739
US$ against HK$ [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against HK$ [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.12833	0.1278	0.12757
US$ against RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against RMB [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.13769	0.1385	0.1456
US$ against RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against RMB [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.13858	0.13953	0.14607
US$ against MYR [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1	1
US$ against MYR [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.2254	0.21175	0.22659
US$ against MYR [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1	1
US$ against MYR [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.22226	0.21548	0.22499
US$ against CAD [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	1	1
US$ against CAD [Member] | Year-end spot rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.70018	0.73855
US$ against CAD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	1	1
US$ against CAD [Member] | Average Rate USD [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates USD	0.71899	0.74162